Share-based plans	9 Months Ended
Sep. 30, 2026
Share-based plans
Share-based plans

11.    Share-based plans

Effective March 1, 2026, 243,741 performance shares were allocated under the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+ (MB LTIP 2024+). An additional allocation of 15,726 performance shares was made effective August 1, 2026, when Ms. Cassie McLean joined the Management Board. For both allocations, the number of allocated performance shares may change over the performance period of three years depending on the degree of achievement of the three performance targets: return on invested capital (ROIC), total shareholder return (TSR) compared to relevant competitors (Relative TSR) and reduction in market-based CO2 equivalents emissions (CO2e Reduction). The performance period for both allocations commenced on January 1, 2026 and ends on December 31, 2028. The Supervisory Board decided to settle both allocations in shares of the Company. As such, the Company accounts for both allocations as equity-settled share-based payment transactions. The total grant date fair value that will be amortized over the vesting period amounted to €8,793 and reflects all market conditions such as the projected target achievement at the respective grant date for the Relative TSR target. The weighted average grant date fair value per performance share was €33.89.

Effective July 1, 2026, 1,711,703 performance shares were allocated to managerial staff members under the Fresenius Medical Care Long-Term Incentive Plan 2025+ (LTIP 2025+). Depending on the country of their employment relationship, some participants received an allocation that will be settled in shares of the Company and some participants received an allocation that will be settled in cash. As such, the Company accounts for allocations to the first group of participants (1,583,231 performance shares with a weighted average grant date fair value of €35.78 each and a total fair value of €56,648) as an equity-settled share-based payment transaction and for allocations to the second group of participants (128,472 performance shares with a weighted average grant date fair value of €35.78 each and a total fair value of €4,597) as a cash-settled share-based payment transaction. The number of allocated performance shares may change over the performance period of three years depending on the degree of achievement of the three performance targets: ROIC, Relative TSR and CO2e Reduction. The performance period commenced on January 1, 2026 and ends on December 31, 2028. In addition, any cash payment amount will depend on the Company’s share price development throughout the three-year vesting period. The total fair value will be amortized over the three-year vesting period and reflects all market conditions such as the projected target achievement at grant date for the Relative TSR target. For participants who received an allocation that will be settled in cash, the amount will be revalued for changes in fair value.

For allocations made during the nine months ended September 30, 2026, the Company utilizes a Monte Carlo model to determine the grant date fair values. For the Relative TSR target, the share prices of all shares within the European and U.S. peer groups are simulated, considering historical volatilities and correlations between the different shares as well as risk-free interest rates derived from interest curves for sovereign bonds, depending on the currency for which the respective shares are listed. Additional input factors include the Company’s closing share price as of the grant date, expected dividends, and the 400% overall cap. Material input factors are included in the following table:

Material input factors to the determination of the weighted average grant date fair value
	LTIP 2025+	MB LTIP 2024+
Allocation date	July 1, 2026	March 1, 2026	August 1, 2026

Share price at grant date	€40.09	€39.78	€44.45
Expected volatility of the Company’s share price	31.81%	32.68%	31.84%
Vesting period	Three years	Four years
Expected dividends for the Company’s share	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	2.48%	2.48%	2.81%